Iman Fund
Schedule of Investments
February 28, 2023 (Unaudited)
(Classifications are based on the North American Industry Classificiation System)
Number of
Shares			Value
		COMMON STOCKS - 99.3%
		Agriculture, Construction and Mining Machinery Manufacturing - 0.9%
10,900		The Toro Co.	$1,203,796

		Apparel Accessories and Other Apparel Manufacturing - 0.6%
1,790		Deckers Outdoor Corp. (a)	745,266

		Architectural, Engineering, and Related Services - 0.7%
9,700		Exponent, Inc.	998,130

		Audio and Video Equipment Manufacturing - 1.7%
27,000		Dolby Laboratories, Inc. - Class A	2,221,560

		Basic Chemical Manufacturing - 1.1%
4,075		Linde PLC (b)	1,419,608

		Business Support Services - 0.5%
11,853		JD.com, Inc. - ADR (b)	526,747
1,859		NV5 Global, Inc. (a)	195,604
			722,351
		Clothing Stores - 1.9%
19,135		Ross Stores, Inc.	2,115,183
5,900		The TJX Companies, Inc.	451,940
			2,567,123
		Communications Equipment Manufacturing - 8.7%
28,300		ADTRAN Holdings, Inc.	493,835
65,370		Apple, Inc.	9,636,192
11,900		QUALCOMM, Inc.	1,470,007
			11,600,034
		Computer and Peripheral Equipment Manufacturing - 2.7%
74,400		Cisco Systems, Inc.	3,602,448

		Computer Systems Design and Related Services - 1.6%
2,415		Aspen Technology, Inc. (a)	512,004
5,100		Cognizant Technology Solutions Corp. - Class A	319,413
3,075		EPAM Systems, Inc. (a)	946,024
755		ServiceNow, Inc. (a)	326,288
			2,103,729
		Cut and Sew Apparel Manufacturing - 0.5%
925		Cintas Corp.	405,585
790		Lululemon Athletica, Inc. (a)	244,268
			649,853
		Data Processing, Hosting, and Related Services - 0.5%
2,055		Automatic Data Processing, Inc.	451,730
17,130		Ooma, Inc. (a)	224,232
			675,962
		Drugs and Druggists' Sundries Merchant Wholesalers - 1.3%
49,000		Roche Holdings Ltd. - ADR (b)	1,766,450

		Electrical Equipment Manufacturing - 1.2%
16,300		Franklin Electric Co., Inc.	1,557,791

		Footwear Manufacturing - 1.5%
13,700		Columbia Sportswear Co.	1,194,640
6,290		NIKE, Inc. - Class B	747,189
			1,941,829
		Freight Transportation Arrangement - 0.8%
3,400		Expeditors International of Washington, Inc.	355,504
3,780		JB Hunt Transport Services, Inc.	683,386
			1,038,890
		Gasoline Stations - 2.5%
19,200		Chevron Corp.	3,086,784
13,300		Magnolia Oil & Gas Corp. - Class A	290,605
			3,377,389
		General Freight Trucking - 1.6%
6,370		Old Dominion Freight Line, Inc.	2,161,086

		Industrial Machinery Manufacturing - 3.4%
3,700		Applied Materials, Inc.	429,755
4,485		ASML Holding NV (b)	2,770,519
10,300		Axcelis Technologies, Inc. (a)	1,323,962
			4,524,236
		Lessors of Real Estate - 2.0%
9,100		Public Storage	2,720,445

		Management of Companies and Enterprises - 1.0%
12,905		Abbott Laboratories	1,312,697

		Medical Equipment and Supplies Manufacturing - 5.0%
30,900		AngioDynamics, Inc. (a)	382,542
69,200		Cerus Corp. (a)	197,912
3,900		Edwards Lifesciences Corp. (a)	313,716
17,800		Globus Medical, Inc. - Class A (a)	1,038,452
1,480		Intuitive Surgical, Inc. (a)	339,497
27,135		Johnson & Johnson	4,158,710
4,500		Merit Medical Systems, Inc. (a)	317,610
			6,748,439
		Metal Ore Mining - 2.4%
58,000		Alamos Gold, Inc. - Class A (b)	590,440
12,300		Franco-Nevada Corp. (b)	1,569,111
24,665		Wheaton Precious Metals Corp. (b)	1,027,297
			3,186,848
		Metalworking Machinery Manufacturing - 0.3%
2,000		Lincoln Electric Holdings, Inc.	335,860

		Miscellaneous Durable Goods Merchant Wholesalers - 0.9%
3,335		Pool Corp.	1,190,128

		Motor Vehicle and Motor Vehicle Parts and Supplies Merchant Wholesalers - 0.1%
2,700		Copart, Inc. (a)	190,242

		Motor Vehicle Manufacturing - 1.3%
8,745		Tesla, Inc. (a)	1,798,934

		Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 2.7%
6,700		Danaher Corp.	1,658,451
1,440		IDEXX Laboratories, Inc. (a)	681,465
25,400		MaxLinear, Inc. (a)	868,934
5,230		Transcat, Inc. (a)	470,648
			3,679,498
		Office Administrative Services - 0.7%
5,153		CorVel Corp. (a)	928,983

		Oil and Gas Extraction - 2.6%
27,100		BHP Group Ltd. - ADR (b)	1,652,287
14,500		EOG Resources, Inc.	1,638,790
1,265		Pioneer Natural Resources Co.	253,519
			3,544,596
		Other Financial Investment Activities - 1.2%
3,150		Chemed Corp.	1,642,977

		Other Food Manufacturing - 0.2%
1,870		J&J Snack Foods Corp.	264,063

		Other General Purpose Machinery Manufacturing - 2.2%
1,385		Mettler-Toledo International, Inc. (a)	1,985,688
4,455		Nordson Corp.	978,496
			2,964,184
		Other Information Services - 2.8%
7,200		CoStar Group, Inc. (a)	508,752
18,665		Meta Platforms, Inc. - Class A (a)	3,265,255
			3,774,007
		Other Professional, Scientific, and Technical Services - 0.4%
15,128		Forrester Research, Inc. (a)	497,560

		Other Wood Product Manufacturing - 1.0%
19,500		Skyline Champion Corp. (a)	1,333,995

		Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing - 0.3%
2,440		SiteOne Landscape Supply, Inc. (a)	361,950

		Petroleum and Coal Products Manufacturing - 4.1%
50,200		Exxon Mobil Corp.	5,517,482

		Pharmaceutical and Medicine Manufacturing - 6.1%
9,400		Amphastar Pharmaceuticals, Inc. (a)	299,484
4,060		Eli Lilly & Co.	1,263,553
3,800		Lantheus Holdings, Inc. (a)	281,048
4,600		Moderna, Inc. (a)	638,526
13,455		Novo Nordisk A/S - ADR (b)	1,897,020
1,555		Regeneron Pharmaceuticals, Inc. (a)	1,182,453
1,790		Vertex Pharmaceuticals, Inc. (a)	519,619
6,360		West Pharmaceutical Services, Inc.	2,016,311
			8,098,014
		Restaurants and Other Eating Places - 0.2%
185		Chipotle Mexican Grill, Inc. (a)	275,850

		Sawmills and Wood Preservation - 0.2%
3,720		UFP Industries, Inc.	318,172

		Semiconductor and Other Electronic Component Manufacturing - 11.8%
8,900		Advanced Micro Devices, Inc. (a)	699,362
42,315		Alphabet, Inc. - Class A (a)	3,810,889
12,865		Alphabet, Inc. - Class C (a)	1,161,710
4,350		Analog Devices, Inc.	798,095
13,700		Formfactor, Inc. (a)	412,370
1,240		Lam Research Corp.	602,652
8,970		NVIDIA Corp.	2,082,475
52,800		Taiwan Semiconductor Manufacturing Co. - ADR (b)	4,597,296
5,315		Texas Instruments, Inc.	911,257
14,000		Vicor Corp. (a)	658,000
			15,734,106
		Services to Buildings and Dwellings - 0.2%
7,300		Rollins, Inc.	256,960

		Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 2.8%
9,800		Inter Parfums, Inc.	1,180,018
780		The Estee Lauder Cos., Inc. - Class A	189,579
16,980		The Procter & Gamble Co.	2,335,769
			3,705,366
		Software Publishers - 10.4%
2,230		Adobe, Inc. (a)	722,408
2,300		ANSYS, Inc. (a)	698,303
8,200		Cadence Design Systems, Inc. (a)	1,582,108
950		Intuit, Inc.	386,821
4,600		Manhattan Associates, Inc. (a)	661,250
31,210		Microsoft Corp.	7,784,398
6,490		Salesforce, Inc. (a)	1,061,829
10,550		Shopify, Inc. - Class A (a)(b)	434,027
1,660		Tyler Technologies, Inc. (a)	533,275
			13,864,419
		Support Activities for Crop Production - 0.4%
8,500		Corteva, Inc.	529,465

		Support Activities for Mining - 0.7%
8,400		Rio Tinto PLC - ADR (b)	585,732
30,500		SSR Mining, Inc. (b)	416,325
			1,002,057
		Warehousing and Storage - 1.1%
8,185		Landstar Systems, Inc.	1,479,766

		Wired Telecommunications Carriers - 0.5%
3,300		ResMed, Inc.	702,900

		TOTAL COMMON STOCKS (Cost $126,227,360)	132,837,494
		Total Investments (Cost ($126,227,360) - 99.3%	132,837,494
		Other Assets in Excess of Liabilities - 0.7%	905,818
		TOTAL NET ASSETS - 100.0%	$133,743,312

		Percentages are stated as a percent of net assets.

	PLC -	Public Limited Company
	ADR -	American Depositary Receipt
	(a)	Non Income Producing
	(b)	Foreign Issued Securities

		The accompanying notes are an integral part of these financial statements.

Summary of Fair Value Exposure at February 28, 2023 (Unaudited)

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities the Fund has the ability to access

Level 2 - Other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar instruments in markets that are not active, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

Inputs that are used in determining a fair value of an investment may include price information, credit data, volatility statistics and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment or similar investments in the marketplace. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, they may be classified as Level 3 investments due to lack of market transparanecy and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant asumptions by the Adviser. Inputs used in valuations may include, but are not limited to,  financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of February 28, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks	$132,837,494	$-	$-	$132,837,494
Total*	$132,837,494	$-	$-	$132,837,494

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Schedule of Investments.

The Fund did not hold any investments during the period ended February 28, 2023 with significant unobservable inputs which would be classified as Level 3. The Fund did not hold any derivative instruments during the reporting period.